Right of use assets and Lease liabilities (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	$ 35,745,221
Right of use assets at ending	45,017,172	$ 35,745,221
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	30,850,535	28,678,123
Additions	14,742,255	9,761,428
Additions for business combinations (cost)	119,480
Conversion effect historic (cost)	(394,723)	(3,605,945)
Depreciation	(8,414,007)	(7,720,353)
Conversion effect (depreciation)	254,338	1,998,626
Others increase (decreases)	716,535	1,844,506
Divestitures (cost)	(293,531)	(144,097)
Depreciation of disposals of assets for right of use	183,848
Divestitures (depreciation)		38,247
Sub-Total	6,914,195	2,172,412
Right of use assets at ending	37,764,730	30,850,535
Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	2,549,382	2,773,394
Additions	710,231	2,049,490
Additions for business combinations (cost)
Conversion effect historic (cost)	(493,868)	(5,279,722)
Depreciation	(2,156,709)	(1,576,613)
Conversion effect (depreciation)	345,043	2,694,334
Others increase (decreases)	1,656,746	1,888,499
Divestitures (cost)	(264,372)
Depreciation of disposals of assets for right of use	181,719
Divestitures (depreciation)
Sub-Total	(21,210)	(224,012)
Right of use assets at ending	2,528,172	2,549,382
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	2,345,304	3,414,454
Additions	3,875,974	285,144
Additions for business combinations (cost)		26,726
Conversion effect historic (cost)	(16,876)	14,083
Depreciation	(1,403,956)	(1,684,616)
Conversion effect (depreciation)	(6,199)	(7,316)
Others increase (decreases)	61,076	296,829
Divestitures (cost)	(250,557)
Depreciation of disposals of assets for right of use	119,504
Divestitures (depreciation)
Sub-Total	2,378,966	(1,069,150)
Right of use assets at ending	4,724,270	2,345,304
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	35,745,221	34,865,971
Additions	19,328,460	12,096,062
Additions for business combinations (cost)	119,480	26,726
Conversion effect historic (cost)	(905,467)	(8,871,584)
Depreciation	(11,974,672)	(10,981,582)
Conversion effect (depreciation)	593,182	4,685,644
Others increase (decreases)	2,434,357	4,029,834
Divestitures (cost)	(808,460)	(144,097)
Depreciation of disposals of assets for right of use	485,071
Divestitures (depreciation)		38,247
Sub-Total	9,271,951	879,250
Right of use assets at ending	45,017,172	35,745,221
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	51,646,199	44,902,809
Right of use assets at ending	67,640,867	51,646,199
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	8,632,533	8,686,624
Right of use assets at ending	12,451,324	8,632,533
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	6,204,646	5,697,398
Right of use assets at ending	9,861,206	6,204,646
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	66,483,378	59,286,831
Right of use assets at ending	88,653,397	66,483,378
Accumulated impairment [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	(20,795,664)	(16,224,686)
Right of use assets at ending	(29,876,137)	(20,795,664)
Accumulated impairment [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	(6,083,151)	(5,913,230)
Right of use assets at ending	(9,923,152)	(6,083,151)
Accumulated impairment [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	(3,859,342)	(2,282,944)
Right of use assets at ending	(5,136,936)	(3,859,342)
Accumulated impairment [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	(30,738,157)	(24,420,860)
Right of use assets at ending	$ (44,936,225)	$ (30,738,157)